CALVERT SOCIAL INVESTMENT FUND

1825 Connecticut Ave. NW, Suite 400

Washington, DC 20009

Telephone: (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Social Investment Fund (the “Registrant”) (1933 Act File No. 002-75106) certifies (a) that the forms of prospectuses dated February 1, 2021 used with respect to the following series of the Registrant do not differ from those contained in Post-Effective Amendment No. 99 (“Amendment No. 99”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 99 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-21-000104) on January 27, 2021:

Calvert Balanced Fund

Calvert Equity Fund

Calvert Conservative Allocation Fund

Calvert Moderate Allocation Fund

Calvert Growth Allocation Fund

CALVERT SOCIAL INVESTMENT FUND

By:	/s/ Maureen A. Gemma
Maureen A. Gemma
Secretary

Date: February 5, 2021